INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 659,631,543	$ 604,514,165
Additions	12,037,293	12,772,153
Amortization /Impairment	(4,396,686)	(2,790,467)
Other increases (decreases)	(4,506,738)	(45,135,692)
Ending balance	671,778,888	659,631,543
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	646,514,329	596,365,737
Additions	16,881	5,773,560
Amortization /Impairment	(187,888)	(152,644)
Other increases (decreases)	(4,619,963)	(44,527,676)
Ending balance	650,963,285	646,514,329
Others.
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	52,252	975
Other increases (decreases)		(51,277)
Ending balance	52,252	52,252
Computer Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	13,064,962	8,147,453
Additions	12,020,412	6,998,593
Amortization /Impairment	(4,208,798)	(2,637,823)
Other increases (decreases)	113,225	(556,739)
Ending balance	$ 20,763,351	$ 13,064,962